Financial instruments and related disclosures - Additional Information (Detail) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Borrowings	£ 19,838	£ 20,780				£ 25,215
Total equity including non-controlling interests	21,342	20,808				18,357	£ 3,672
Total capital	41,100
Short-term finance through issuance of commercial paper	£ 252	£ 17
Maximum percentage of trade receivables balance held by major customer account	39.00%	43.00%
Carrying value of shares held by trust under employee share ownership plan	£ 28	£ 195
Market value of shares held by trust under employee share ownership plan	373	657
Treasury shares at cost	4,969	4,969
Contingent consideration liabilities	£ 6,076	5,869				£ 5,479	£ 6,286
Notional principal value £m	750,000,000		750,000,000	750,000,000
Trade receivables	£ 6,246	5,549
Trade and other receivables	7,860	6,952
Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Cash flow hedge reserve arise from hedge relationships for which hedge accounting is no longer applied	11	11
Foreign Exchange Contracts [member]
Disclosure of detailed information about financial instruments [line items]
Cash flow hedge reserve arise from hedge relationships for which hedge accounting is no longer applied	19	19
Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness of hedges	£ 0	£ 7
Cash flow hedges [member] | Foreign Exchange Contracts [member]
Disclosure of detailed information about financial instruments [line items]
Notional principal value £m	160,000,000	24,000,000	160,000,000	160,000,000	24,000,000
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness of hedges	£ 0	£ 0
Novartis [member]
Disclosure of detailed information about financial instruments [line items]
Remeasurement through income statement	32	161
Bonds In A Designated Hedging Relationship [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance leases	4,982	7,681
Trade And Other Receivables And Certain Other Noncurrent Assets In Scope Of IFRS 9 [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	7,860	6,952
Trade And Other Receivables And Certain Other Noncurrent Assets In Scope Of IFRS 9 [Member] | Amortized Cost [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	4,244	3,561
Trade And Other Receivables And Certain Other Noncurrent Assets In Scope Of IFRS 9 [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	59	46
Trade And Other Receivables And Certain Other Noncurrent Assets In Scope Of IFRS 9 [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	1,943	1,942
Shionogi ViiV healthcare joint venture [member]
Disclosure of detailed information about financial instruments [line items]
Remeasurement through income statement	1,026	1,114
Contingent consideration liabilities	5,559	5,359
Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Net gains (losses) on financial investments held	1,024	1,269
Level 3 [member] | Novartis [member]
Disclosure of detailed information about financial instruments [line items]
Contingent consideration liabilities	479	477
Level 3 [member] | Equity investments [member]
Disclosure of detailed information about financial instruments [line items]
Net gains (losses) on equity investments held	195	39
Level 3 [member] | Shionogi ViiV healthcare joint venture [member]
Disclosure of detailed information about financial instruments [line items]
Contingent consideration liabilities	5,559	£ 5,359
Nigeria [member]
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risk	19
Austria [member]
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risk	2
Argentina [member]
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risk	2
Panama [Member]
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risk	1
Uk [Member]
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risk	14
Ecuador [Member]
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risk	1
Honduras [Member]
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risk	1
Cambodia [Member]
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risk	2
Puerto Rico [Member]
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risk	1
Not later than 1 year [member] | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional principal value £m		1,449,000,000			1,449,000,000
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents and liquid investments	4,300
Cash and cash equivalents and liquid investments held centrally	2,900
Short-term finance through issuance of commercial paper		£ 7,400	$ 10,000
Amount held at European medium term note programme	20,000
Notes issued at European medium term note programme	10,500
Notes issued under us shelf registration		11,600	15,700
Liquidity risk [member] | Not later than 1 year [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	3,600
Liquidity risk [member] | Later than one year and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Committed facilities during the period	1,900	1,900	$ 2,500
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Amount of cash held at unrated counter parties	54	47
Cash in transit	7	1
Bank balances and deposits held with counter parties	2,825	3,000
Trade receivables	2,430	2,362
Credit risk [member] | Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Cash reserves	2,900
1% (100 basis points) increase in sterling interest rates [member]
Disclosure of detailed information about financial instruments [line items]
Impact on income through interest rate movements	(25)	8
BBB/Baa [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Bank balances and deposits held with counter parties	77	368
BBB -/ Baa3 Rated [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Bank balances and deposits held with counter parties	£ 25
Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of increase in interest rate	1.00%
Floating interest rate [member] | 1% (100 basis points) increase in sterling interest rates [member]
Disclosure of detailed information about financial instruments [line items]
Impact on income through interest rate movements	£ (11)	14
Impact on equity through interest rate movements	£ 197	0
Top of range [member] | Credit risk [member] | Non USA [member]
Disclosure of detailed information about financial instruments [line items]
Maximum percentage of trade receivables balance held by major customer account	5.00%
HDFC bank [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Balances or deposits with banks	£ 24
US commercial paper program [member] | Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Drawn amount		17			$ 25
Euro Commercial Paper Program
Disclosure of detailed information about financial instruments [line items]
Drawn amount		£ 252		€ 300
Euro Commercial Paper Program | Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Drawn amount	£ 5,000
Pharmaceuticals and Vaccines [member] | Credit risk [member] | US [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of sales to three largest wholesalers	75.00%	79.00%
ViiV healthcare [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash held by subsidiary	£ 1,700
Percentage of ownership interest in subsidiary	78.30%
GSK Consumer Healthcare S.A [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash held by subsidiary	£ 700
Percentage of ownership interest in subsidiary	68.00%